Furniture, Fixtures and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total cost	$ 25,003	$ 14,211
Accumulated depreciation	(3,849)	(2,167)
Furniture, fixtures and equipment, net	21,154	12,044
Depreciation expense	2,300
Depreciation and amortization	2,527	1,174	$ 799
Computer software with not yet amortized	4,700	5,500
Rental pool equipment
Property, Plant and Equipment [Line Items]
Total cost	7,711	0
Depreciation expense	411
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Total cost	7,862	6,549
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	804	537
Computer software
Property, Plant and Equipment [Line Items]
Total cost	$ 8,626	$ 7,125